Offerings - Offering: 1	Jul. 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	809,271
Proposed Maximum Offering Price per Unit	14.06
Maximum Aggregate Offering Price	$ 11,378,350.26
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,571.35
Offering Note	(1) Together with an indeterminate number of additional shares which may be necessary to adjust the number of shares reserved for issuance pursuant to the FinWise Bancorp 2019 Stock Plan, as amended, as the result of a stock split, stock dividend or similar adjustment to the outstanding common stock, $0.001 par value per share, of FinWise Bancorp (the "Common Stock") pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"). (2) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) under the Securities Act, based upon the average of the high and low market prices of the Common Stock as reported on the NASDAQ Stock Market on July 9, 2026.